Inventories (Movements of provision for inventory obsolescence during years) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories
Beginning of the year	¥ (198,646)	¥ (198,646)
Provision	(1,583)	(43,993)
Reversal	1,825	917
Write off	23,365	25,378
Currency translation differences	5,657	6,479
End of the year	¥ (169,382)	¥ (198,646)